                                                                    May 16, 2000

(ON JOHN NUVEEN & CO. INCORPORATED LETTERHEAD)

SECURITIES AND EXCHANGE COMMISSION
450 FIFTH STREET, N.W.
WASHINGTON, D.C. 20549

Attention: Filing Desk
           Stop 1-4

RE:  Nuveen Unit Trusts, Series 91

     File No. 333-36520

     Dear Sir or Madam:

     On behalf of John Nuveen & Co. Incorporated, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the "Registration Statement") of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 2, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on May 15, 2000.


     JOHN NUVEEN & CO. INCORPORATED

     By /s/ Benjamin T. Fulton
        ------------------------------------
        Benjamin T. Fulton
        Managing Director and Vice President